RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of main metrics established by prudential regulation

Calculation basis - Basel Ratio	R$ thousands
	Basel III
	On December 31, 2024	On December 31, 2023
	Prudential Conglomerate
Regulatory capital - values
Common equity	106,012,668	110,689,318
Level I	124,632,919	125,412,066
Reference Equity - RE	149,109,173	149,969,145
Risk-weighted assets (RWA) - amounts
Total RWA	1,008,667,813	947,737,574
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	10.5%	11.7%
Tier I Capital	12.4%	13.2%
Basel Ratio	14.8%	15.8%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation - ACPConservation	2.50%	2.50%
Additional Contracyclic Common Equity - ACPContracyclic	0.00%	0.00%
Calculation basis - Basel Ratio	R$ thousands
	Basel III
	On December 31, 2024	On December 31, 2023
	Prudential Conglomerate
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP (1)	3.50%	3.50%
Excess Margin of Common Equity	2.51%	3.68%
Leverage Ratio (AR)
Total exposure	1,860,789,433	1,714,042,678
AR	6.7%	7.3%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)	184,606,844	248,691,252
Total net cash outflow	130,795,356	129,797,562
LCR	141.1%	191.6%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	991,711,546	934,324,784
Stable resources required (RSF)	818,326,687	737,181,037
NSFR	121.2%	126.7%
(1)	Failure to comply with ACP (public civil action) rules would result in restrictions on the payment of dividends and interest on equity, net surplus, share buyback, reduction of capital stock, and variable compensation to its managers.

Schedule of credit risk exposure

	R$ thousands
	On December 31, 2024		On December 31, 2023
	Gross value	Expected credit loss	Gross value	Expected credit loss
Financial assets
Cash and balances with banks (Note 5)	146,614,670	-	151,053,972	-
Financial assets at fair value through profit or loss (Note 6)	371,883,348	-	387,598,377	-
Debt instruments at fair value through other comprehensive income (Note 8) (1)	156,292,584	(14,306)	212,849,606	(136,884)
Loans and advances to financial institutions (Note 10)	196,421,127	(187,829)	205,103,649	(990)
Loans and advances to customers (Note 11)	720,239,586	(47,857,481)	629,686,699	(50,184,880)
Securities at amortized cost (Note 9)	273,148,967	(6,157,000)	180,352,343	(5,145,266)
Other assets (Note 16)	81,195,242	-	56,958,860	-
Other financial instruments with credit risk exposure
Loan Commitments (Note 11 and 24)	342,660,453	(2,447,791)	299,728,458	(2,274,316)
Financial guarantees (Note 11 and 24)	119,229,609	(1,257,645)	105,816,558	(1,202,614)
Total risk exposure	2,407,685,586	(57,922,052)	2,229,148,522	(58,944,950)
(1)	Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.

Schedule of concentration of credit risk in loans and advances

	R$ thousands
	On December 31, 2024	On December 31, 2023
Largest borrower	0.7%	1.1%
10 largest borrowers	4.4%	5.0%
20 largest borrowers	7.0%	7.7%
50 largest borrowers	10.9%	11.4%
100 largest borrowers	14.0%	14.4%

Schedule of the credit risk concentration analysis

	R$ thousands
	On December 31, 2024%		On December 31, 2023%
Public sector	6,853,540	1.0	5,756,517	0.9
Private sector	713,386,046	99.0	623,930,182	99.1
Total	720,239,586	100.0	629,686,699	100.0
Companies	316,936,343	44.0	269,421,350	42.8
Real estate and construction activities	23,610,490	3.3	21,251,317	3.4
Retail	37,709,778	5.2	37,908,281	6.0
Services	79,995,896	11.1	59,998,219	9.5
Transportation and concession	28,680,534	4.0	28,194,418	4.5
Automotive	7,553,422	1.0	6,735,346	1.1
Food products	13,677,857	1.9	11,341,529	1.8
Wholesale	20,378,978	2.8	16,342,183	2.6
Production and distribution of electricity	8,633,777	1.2	8,063,510	1.3
Oil, derivatives and aggregate activities	6,918,329	1.0	5,035,237	0.8
Other industries	89,777,282	12.5	74,551,310	11.8
Individuals	403,303,243	56.0	360,265,349	57.2

Schedule of fair value of guarantees of loans and advances to customers

	R$ thousands
	On December 31, 2024		On December 31, 2023
	Book value (1)	Fair Value of Guarantees	Book value (1)	Fair Value of Guarantees
Companies	316,936,343	177,693,556	269,421,350	141,547,243
Stage 1	284,237,991	167,357,458	230,134,580	131,107,974
Stage 2	6,946,383	5,014,721	12,538,317	4,806,138
Stage 3	25,751,969	5,321,377	26,748,453	5,633,131

Individuals	403,303,243	278,052,177	360,265,349	239,695,044
Stage 1	347,118,719	248,932,254	298,686,536	210,647,223
Stage 2	21,911,700	18,284,746	22,711,786	19,838,577
Stage 3	34,272,824	10,835,177	38,867,027	9,209,244
Total	720,239,586	455,745,733	629,686,699	381,242,287
(1)	Of the total balance of loan operations, R$429,358,197 thousand (December 31, 2023 – R$389,063,079 thousand) refers to operations without guarantees.

Schedule of financial exposure trading portfolio

Risk factors	R$ thousands
	On December 31, 2024		On December 31, 2023
	Assets	Liabilities	Assets	Liabilities
Fixed rates	124,477,896	10,549,194	74,840,828	56,337,018
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	2,438,885	2,010,863	14,938,784	10,822,907
Exchange coupon	668,191	-	1,195,092	963,862
Foreign Currency	14,134,242	13,689,527	6,263,810	6,391,302
Equities	10,344,471	9,979,524	7,549,052	5,926,077
Sovereign/Eurobonds and Treasuries	21,988,976	19,627,310	8,664,699	7,497,824
Other	2,839,750	235,287	1,735,873	400,706
Total	176,892,411	56,091,705	115,188,138	88,339,696

Schedule of trading portfolio net of tax effects

Risk factors	R$ thousands
	On December 31, 2024	On December 31, 2023
Fixed rates	1,395	3,010
IGPM/IPCA	5,403	7,671
Exchange coupon	181	311
Foreign Currency	4,580	2,507
Sovereign/Eurobonds and Treasuries	2,829	2,003
Equities	4,112	3,283
Other	7,155	2,340
Correlation/diversification effect	(9,480)	(13,657)
VaR at the end of the year	16,175	7,468

Average VaR in the year	19,908	14,916
Minimum VaR in the year	7,723	4,982
Maximum VaR in the year	44,197	45,150

Schedule of VaR internal model based on regulatory portfolio

Risk factors	R$ thousands
	On December 31, 2024		On December 31, 2023
	VaR	Stressed	VaR	Stressed
Interest rate	20,444	23,846	22,441	79,660
Exchange rate	24,497	21,405	12,780	7,654
Commodity price (Commodities)	995	2,247	1,188	1,385
Equities	23,212	30,064	6,334	4,904
Correlation/diversification effect	(19,896)	(28,643)	12,569	(8,333)
VaR at the end of the year	49,252	48,919	55,312	85,270

Average VaR in the year	67,082	98,963	66,143	121,567
Minimum VaR in the year	32,264	33,126	26,739	54,047
Maximum VaR in the year	124,674	272,495	156,329	287,868

Schedule of possible loss of the trading book in a stress scenario

	R$ thousands
	On December 31, 2024	On December 31, 2023
At the end of the year	124,714	148,016
Average in the year	238,134	191,400
Minimum in the year	98,257	94,289
Maximum in the year	473,851	318,578

Schedule of sensitivity analysis based on trading portfolio

		R$ thousands
		Trading Portfolio (1)
		On December 31, 2024			On December 31, 2023
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(69)	(24,757)	(50,192)	(25)	(14,760)	(27,497)
Price indexes	Exposure subject to variations in price index coupon rates	(110)	(9,118)	(16,071)	(3,861)	(130,968)	(266,123)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(5)	(670)	(1,330)	(18)	(2,783)	(5,489)
Foreign currency	Exposure subject to exchange rate variations	(2,401)	(60,037)	(120,073)	1,507	37,669	75,338
Equities	Exposure subject to variation in stock prices	(1,971)	(49,268)	(98,536)	1,188	29,696	59,392
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(26)	(6,451)	(13,634)	128	8,831	15,365
Other	Exposure not classified in other definitions	(61)	(1,515)	(3,029)	(94)	(2,341)	(4,683)
Total excluding correlation of risk factors		(4,643)	(151,816)	(302,865)	(1,175)	(74,656)	(153,697)
(1)	Values net of taxes; and
(2)	As a reference for the shocks applied to the 1-year vertex, the values were approximately 372 bps and 722 bps (scenarios 2 and 3 respectively) on December 31, 2024 (on December 31, 2023 - the values were approximately 245 bps and 480 bps in scenarios 2 and 3 respectively).

Schedule of sensitivity analysis based on trading and banking portfolios

		R$ thousands
		Trading and Banking Portfolios (1)
		On December 31, 2024			On December 31, 2023
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(10,217)	(4,085,285)	(7,975,990)	(2,113)	(845,801)	(1,949,962)
Price indexes	Exposure subject to variations in price index coupon rates	(12,890)	(2,209,541)	(3,908,207)	(20,461)	(2,347,022)	(4,307,241)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,834)	(262,983)	(507,774)	(985)	(112,436)	(216,387)
Foreign currency	Exposure subject to exchange rate variations	(5,335)	(133,384)	(266,768)	(2,212)	(55,293)	(110,585)
Equities	Exposure subject to variation in stock prices	(32,045)	(801,129)	(1,602,258)	(43,432)	(1,085,794)	(2,171,588)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	2,296	272,371	525,099	(1,172)	(117,366)	(229,078)
Other	Exposure not classified in other definitions	(45)	(1,115)	(2,230)	(41)	(1,016)	(2,031)
Total excluding correlation of risk factors		(60,070)	(7,221,066)	(13,738,128)	(70,416)	(4,564,728)	(8,986,872)
(1)	Values net of taxes; and
(2)	As a reference for the shocks applied to the 1-year vertex, the values were approximately 372 bps and 726 bps (scenarios 2 and 3 respectively) on December 31, 2024 (on December 31, 2023 - the values were approximately 269 bps and 548 bps in scenarios 2 and 3 respectively).

Schedule of undiscounted cash flows of financial liabilities

	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2024	Total on December 31, 2023

Deposits from banks	274,059,402	22,271,753	31,701,223	21,241,778	4,668,656	353,942,812	320,410,105
Deposits from customers	184,837,848	26,857,814	126,101,388	278,857,091	654,308	617,308,449	632,337,290
Securities issued	12,251,131	16,384,554	87,267,005	129,547,726	8,685,869	254,136,285	237,331,491
	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2024	Total on December 31, 2023

Subordinated debts	1,060,496	56,223	11,534,718	5,334,537	88,174,917	106,160,891	84,376,010
Insurance contracts liabilities	704,460,151	11,863,822	8,062,275	28,494,532	99,472,391	852,353,171	704,038,858
Other financial liabilities (1)	55,467,694	30,321,306	7,868,921	5,665,985	1,762,105	101,086,011	82,619,532
Total liabilities on December 31, 2024	1,232,136,722	107,755,472	272,535,530	469,141,649	203,418,246	2,284,987,619
Total liabilities on December 31, 2023	1,011,337,350	97,354,025	184,649,748	547,162,896	220,609,267		2,061,113,286
(1)	Includes credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds.

Schedule of derivative financial liabilities

	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2024	Total on December 31, 2023

Differential of swaps payable	267,039	242,327	364,726	2,772,920	12,186,142	15,833,154	3,101,273
Non-deliverable forwards	1,366,512	345,147	1,026,248	277,615	-	3,015,522	3,987,714
Purchased	232,414	8,670	12,368	1,757	-	255,209	1,109,371
Sold	1,134,098	336,477	1,013,880	275,858	-	2,760,313	2,878,343
Premiums of options	643,110	59,827	225,039	725,126	3,552	1,656,654	2,236,620
Other	974,804	338,934	957,565	232,697	-	2,504,000	1,413,851
Total of derivative liabilities on December 31, 2024	3,251,465	986,235	2,573,578	4,008,358	12,189,694	23,009,330
Total of derivative liabilities on December 31, 2023	5,506,835	862,607	1,745,089	1,434,610	1,190,317		10,739,458

Schedule of financial assets and liabilities

	R$ thousands
	Current			Non-current			Total on December 31, 2024	Total on December 31, 2023
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	146,614,670	-	-	-	-	-	146,614,670	151,053,972
Financial assets at fair value through profit or loss	354,133,871	2,649,353	1,620,041	7,732,404	5,747,679	-	371,883,348	387,598,377
Debt instruments at fair value through other comprehensive income	35,826,103	17,697,059	7,431,699	37,659,332	57,678,391	-	156,292,584	212,849,606
Loans and advances to customers, net of impairment	103,734,116	144,751,405	95,308,987	245,881,589	82,706,008	-	672,382,105	579,501,819
Loans and advances to financial institutions, net of impairment	178,508,047	10,711,208	2,390,034	4,624,009	-	-	196,233,298	205,102,659
Securities, net of provision for expected losses	26,624,590	17,296,633	16,122,409	148,260,712	58,687,623	-	266,991,967	175,207,077
Other financial assets (1)	65,193,895	4,498,966	1,691,252	7,551,498	2,259,631	-	81,195,242	56,958,860
Total financial assets on December 31, 2024	910,635,292	197,604,624	124,564,422	451,709,544	207,079,332	-	1,891,593,214
Total financial assets on December 31, 2023	829,873,144	177,115,114	119,754,483	446,666,021	194,863,608	-		1,768,272,370

Liabilities
Deposits from financial institutions	288,327,975	34,522,663	18,795,160	19,429,536	742,976	-	361,818,310	323,422,783
Deposits from customers (2)	213,815,777	54,767,505	92,123,905	283,423,348	207,928	-	644,338,463	621,934,680
Securities issued	13,379,511	46,150,077	76,015,135	114,001,784	8,430,837	-	257,977,344	244,966,258
Subordinated debts	1,052,551	388,396	10,316,004	3,953,583	23,128,142	18,620,251	57,458,927	50,337,854
Other financial liabilities (3)	55,467,694	30,321,306	7,868,921	5,665,985	1,762,105	-	101,086,011	82,619,532
Financial liabilities at fair value through profit or loss	1,893,402	2,752,811	1,626,958	6,510,353	3,457,087	-	16,240,611	15,542,220
Other financial instruments with credit risk exposure							-
Loan Commitments	-	-	-	2,447,791	-	-	2,447,791	2,274,316
Financial guarantees	142,661	-	-	1,114,984	-	-	1,257,645	1,202,614
Liabilities of insurance contracts (2)	311,308,769	11,677,891	7,699,325	22,976,197	25,130,638	-	378,792,820	344,792,222
Total financial liabilities on December 31, 2024	885,388,340	180,580,649	214,445,408	459,523,561	62,859,713	18,620,251	1,821,417,922
Total financial liabilities on December 31, 2023	549,101,588	133,303,860	154,358,801	625,925,479	209,680,003	14,722,748		1,687,092,479
(1)	Includes, primarily, foreign exchange operations, debtors for guarantee deposits and trading and intermediation of values;
(2)	Demand and savings deposits and insurance contract liabilities, represented by “VGBL” and “PGBL” products, are classified within a period of 1 to 30 days, without considering the historical average turnover; and
(3)	Primarily includes credit card operations, foreign exchange operations, trading and intermediation of securities, financial leasing and capitalization plans.

Schedule of current and non-current assets and liabilities

	R$ thousands
	Current	Non-current	Total on December 31, 2024	Total on December 31, 2023
Assets
Total financial assets	1,232,804,338	658,788,876	1,891,593,214	1,768,272,370
Non-current assets held for sale	3,494,950	-	3,494,950	1,328,530
Investments in associated companies	-	11,029,012	11,029,012	9,616,840
Property and equipment	-	10,220,444	10,220,444	11,118,009
Intangible assets and goodwill	-	23,749,208	23,749,208	22,107,146
Current income and other tax assets	4,409,951	7,354,225	11,764,176	12,964,018
Deferred income tax assets	38,356,264	63,452,279	101,808,543	92,518,924
Other assets	13,008,520	2,816,295	15,824,815	9,597,412
Total non-financial assets	59,269,685	118,621,463	177,891,148	159,250,879
Total assets on December 31, 2024	1,292,074,023	777,410,339	2,069,484,362
Total assets on December 31, 2023	1,153,654,161	773,869,088		1,927,523,249

Liabilities
Total financial liabilities	1,280,414,397	541,003,525	1,821,417,922	1,687,092,479
Other provisions	4,013,979	16,019,795	20,033,774	22,337,844
Current income tax liabilities	2,043,616	-	2,043,616	1,546,656
Deferred income tax liabilities	-	1,664,666	1,664,666	1,607,527
Other liabilities	53,062,657	2,319,235	55,381,892	47,924,619
Total non-financial liabilities	59,120,252	20,003,696	79,123,948	73,416,646
Total shareholders’ equity	-	168,942,492	168,942,492	167,014,124
Total shareholders’ equity and liabilities on December 31, 2024	1,339,534,649	729,949,713	2,069,484,362
Total shareholders’ equity and liabilities on December 31, 2023	1,137,312,761	790,210,488		1,927,523,249

Schedule of financial assets and liabilities measured at fair value

	R$ thousands
	On December 31, 2024
	Level 1	Level 2	Level 3	Fair Value
Financial assets at fair value through profit or loss	308,064,812	41,731,862	2,251,689	352,048,363
Brazilian government bonds	263,224,363	-	-	263,224,363
Corporate debt and marketable equity securities	30,626,530	8,759,461	2,251,689	41,637,680
Bank debt securities	4,010,896	32,972,401	-	36,983,297
Mutual funds	9,368,468	-	-	9,368,468
Foreign government securities	468,521	-	-	468,521
Brazilian government bonds issued abroad	366,034	-	-	366,034
Derivatives	(2,537,088)	6,551,467	(420,005)	3,594,374
Derivative financial instruments (assets)	3,199,679	16,497,753	137,553	19,834,985
Derivative financial instruments (liabilities)	(5,736,767)	(9,946,286)	(557,558)	(16,240,611)
Debt instruments at fair value through other comprehensive income	152,116,761	3,061,706	1,114,117	156,292,584
Brazilian government bonds	123,817,265	-	11,750	123,829,015
Corporate debt securities	1,467,682	182,142	-	1,649,824
Bank debt securities	1,115,295	2,879,564	17,438	4,012,297
Brazilian government bonds issued abroad	8,960,333	-	-	8,960,333
Foreign government securities	8,324,658	-	-	8,324,658
Mutual funds	4,951,794	-	-	4,951,794
Marketable equity securities and other stocks	3,479,734	-	1,084,929	4,564,663
Total	457,644,485	51,345,035	2,945,801	511,935,321

	R$ thousands
	On December 31, 2023
	Level 1	Level 2	Level 3	Fair Value
Financial assets at fair value through profit or loss	315,355,048	56,028,649	801,331	372,185,028
Brazilian government bonds	277,460,786	5,125,479	1	282,586,266
Corporate debt and marketable equity securities	25,063,901	10,392,525	801,330	36,257,756
Bank debt securities	3,334,171	40,510,645	-	43,844,816
Mutual funds	9,323,075	-	-	9,323,075
Foreign government securities	118,948	-	-	118,948
Brazilian government bonds issued abroad	54,167	-	-	54,167
Derivatives	(1,840,440)	2,087,979	(376,410)	(128,871)
Derivative financial instruments (assets)	3,939,198	11,321,165	152,986	15,413,349
Derivative financial instruments (liabilities)	(5,779,638)	(9,233,186)	(529,396)	(15,542,220)
Debt instruments at fair value through other comprehensive income	206,067,520	5,218,058	1,564,028	212,849,606
Brazilian government bonds	183,192,342	-	16,606	183,208,948
Corporate debt securities	1,138,187	231,779	-	1,369,966
Bank debt securities	1,087,286	4,986,279	307,793	6,381,358
Brazilian government bonds issued abroad	6,670,043	-	-	6,670,043
Foreign government securities	7,404,755	-	-	7,404,755
Mutual funds	2,282,963	-	-	2,282,963
Marketable equity securities and other stocks	4,291,944	-	1,239,629	5,531,573
Total	519,582,128	63,334,686	1,988,949	584,905,763

Schedule of derivative financial instruments measured at fair value

	R$ thousands
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Assets Derivative	Liabilities Derivatives	Total

On December 31, 2022	700,473	1,419,682	109,856	(644,689)	1,585,322
Included in profit or loss	117,985	26,923	-	-	144,908
Included in other comprehensive income	-	197,493	-	-	197,493
Acquisitions	36,456	-	43,130	-	79,586
Write-offs	(53,583)	(80,070)	-	115,293	(18,360)
Transfers (to)/from other levels (1)	-	-	-	-	-
On December 31, 2023	801,331	1,564,028	152,986	(529,396)	1,988,949
Included in profit or loss	(196,056)	(138,588)	-	-	(334,644)
Included in other comprehensive income	-	-	-	-	-
Acquisitions	1,690,098	9,342	-	(28,162)	1,671,278
Write-offs	(43,684)	(56,600)	(15,433)	-	(115,717)
Transfer between categories	-	(248,782)	-	-	(248,782)
Transfers (to)/from other levels (1)	-	(15,283)	-	-	(15,283)
On December 31, 2024	2,251,689	1,114,117	137,553	(557,558)	2,945,801
(1)	These securities were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters. When there is a reduction in this credit risk, the securities are transferred from level 3 to level 2.

Schedule of consolidated statement of income for Level 3 assets and liabilities

	R$ thousands
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total

Interest and similar income	12,312	26,923	39,235
Net trading gains/(losses) realized and unrealized	105,673	197,493	303,166
Total on December 31, 2023	117,985	224,416	342,401

Interest and similar income	37,698	30,616	68,314
Net trading gains/(losses) realized and unrealized	(233,754)	(169,204)	(402,958)
Total on December 31, 2024	(196,056)	(138,588)	(334,644)

Schedule of sensitivity analysis for financial assets

	R$ thousands
	On December 31, 2024
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	-	-	(1)	(326)	(624)
Price indexes	-	-	-	-	-	-
Exchange coupon	-	-	-	(1)	(189)	(371)
Foreign currency	-	-	-	94	2,354	4,708
Equities	4,632	115,811	231,622	10,672	266,793	533,585

	R$ thousands
	On December 31, 2023
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	-	-	(3)	(622)	(1,181)
Price indexes	-	-	-	(106)	(13,739)	(25,648)
Exchange coupon	-	-	-	(2)	(308)	(603)
Foreign currency	-	-	-	106	2,656	5,312
Equities	3,966	99,152	198,303	6,695	167,386	334,772
(1)	Values net of taxes.

Schedule of financial instruments not measured at fair value

	R$ thousands
	On December 31, 2024
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	196,235,524	-	196,235,524	196,233,298
· Customers	-	-	727,760,109	727,760,109	720,239,586
Securities at amortized cost	151,449,296	98,794,868	10,067,466	260,311,630	273,148,967

Financial liabilities
Deposits from banks	-	-	374,212,384	374,212,384	361,818,310
Deposits from customers	-	-	644,856,874	644,856,874	644,338,463
Securities issued	-	-	259,054,688	259,054,688	257,977,344
Subordinated debt	-	-	58,990,729	58,990,729	57,458,927

	R$ thousands
	On December 31, 2023
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	205,228,671	-	205,228,671	205,102,659
· Customers	-	-	625,991,386	625,991,386	629,686,699
Securities at amortized cost	64,639,588	104,956,610	8,999,978	178,596,176	180,352,343

Financial liabilities
Deposits from banks	-	-	332,089,303	332,089,303	323,422,783
Deposits from customers	-	-	599,473,510	599,473,510	621,934,680
Securities issued	-	-	226,021,936	226,021,936	244,966,258
Subordinated debt	-	-	52,423,119	52,423,119	50,337,854
(1)	The amounts of loans and advances are presented net of the allowance for impairment losses.

Schedule of risk concentration

Insurance liabilities	R$ thousands
	On December 31
	2024			2023
	Gross	Reinsurance	Net of tax	Gross	Reinsurance	Net of tax
Life	23,171,925	36,481	23,135,444	22,346,065	24,661	22,321,404
Pension plans	335,365,123	-	335,365,123	304,335,063	-	304,335,063
Non-Life	3,603,721	49,327	3,554,394	3,201,521	10,221	3,191,300
Health (Health and Dental)	16,651,962	-	16,651,962	14,909,509	-	14,909,509

Schedule of sensitivity test substantially for pension portfolio

On December 31, 2024 - R$ thousand
Interest Rate - Variation of +5% (*)	Results in the insurance liabilities (**)
Pension Plans	(266,988)
(*)	To better reflect the interest rate risk, the projected profitability of balances was sensitized and the bottom-up rate, used to discount flows, was not sensitized.
On December 31, 2024 - R$ thousand
Conversion into Income - variation of + 5%	Results in the insurance liabilities (**)
Pension Plans	(51,127)

On December 31, 2024 - R$ thousand
Longevity (Improvement) - Variation of +0,2%	Results in the insurance liabilities (**)
Pension Plans	(185,666)
(**)	Reinsurance is not subject to the application of the shock, as it is a non-proportional and immaterial contract.

Schedule of sensitivity variation in the loss ratio

Sensitivity - Variation of 1%	R$ thousands
	Gross of reinsurance		Net of reinsurance
	On December 31, 2024	On December 31, 2023	On December 31, 2024	On December 31, 2023
Non-Life	(56,151)	(54,511)	(55,887)	(54,324)
Life	(38,389)	(34,000)	(38,185)	(33,811)
Health (Health and Dental)	(226,001)	(200,709)	(226,001)	(200,709)